Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent events
Subsequent events

18.Subsequent events

Subsequent to the financial period end the Company entered into a successful private placement totaling US$25.5 million, for the expansion of its key institutional crypto services across the U.S. and Southeast Asia.

Excepted disclosed above, the Company evaluated subsequent events from June 30, 2025 through the date when the unaudited condensed consolidated financial statements were issued, and concluded that no other subsequent events have occurred that would require recognition or disclose in the unaudited condensed consolidated financial statements.